AeroTurbine restructuring (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Lease termination fees	$ (46,500)	$ (63,200)
Aero Turbine Restructuring Plan 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Expense related to a lower of cost or market adjustment of parts inventory		36,000	$ 38,700
Lease termination fees	$ 7,645	$ 0	$ 0